Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
Employee Benefit Plans
13.	EMPLOYEE BENEFIT PLANS

Employee Savings Plan

We have defined contribution retirement and savings plans covering eligible employees. Our contribution to these plans is based on various percentages of compensation, and in some instances, on the amount of our employees' contributions to the plans. The cost of these plans amounted to approximately $108.6 million in 2010, $109.5 million in 2009, and $79.6 million in 2008, all of which was funded currently to the extent it was deductible for federal income tax purposes. The Company's cash match is invested pursuant to the participant's contribution direction. Based on the closing price of our common stock of $54.74 on December 31, 2010, approximately 14% of the retirement and savings plan's assets were invested in our common stock, or approximately 4.1 million shares, representing 2% of the shares outstanding as of December 31, 2010. At December 31, 2010, approximately 7.2 million shares of our common stock were reserved for issuance under our defined contribution retirement and savings plans.

Stock-Based Compensation

We have plans under which options to purchase our common stock and restricted stock awards have been granted to executive officers, directors and key employees. The terms and vesting schedules for stock-based awards vary by type of grant. Generally, the awards vest upon time-based conditions. The stock awards of retirement-eligible participants granted on or after January 1, 2010 will continue to vest upon retirement from the Company. Our equity award program includes a retirement provision that treats all employees with a combination of age and years of service with the Company totaling 65 or greater, with a minimum required age of 55 and a minimum requirement of 5 years of service, as retirement-eligible. Upon exercise, stock-based compensation awards are settled with authorized but unissued company stock. The compensation expense that has been charged against income for these plans was as follows for the years ended December 31, 2010, 2009, and 2008:

	2010	2009	2008
	(in thousands)
Stock-based compensation expense by type:
Stock options	$21,757	$19,555	$18,202
Restricted stock awards	41,190	46,315	37,167

Total stock-based compensation expense	62,947	65,870	55,369
Tax benefit recognized	(23,057)	(24,128)	(20,282)

Stock-based compensation expense, net of tax	$39,890	$41,742	$35,087

The tax benefit recognized in our consolidated financial statements is based on the amount of compensation expense recorded for book purposes. The actual tax benefit realized in our tax return is based on the intrinsic value, or the excess of the market value over the exercise or purchase price, of stock options exercised and restricted stock awards vested during the period. The actual tax benefit realized for the deductions taken on our tax returns from option exercises and restricted stock award vesting totaled $14.9 million in 2010, $16.3 million in 2009, and $16.9 million in 2008. There was no capitalized stock-based compensation expense.

The stock plans provide that one restricted share is equivalent to 1.7 stock options. At December 31, 2010, there were 12,375,233 shares reserved for stock award plans, including 3,225,299 shares of common stock available for future grants assuming all stock options or 1,897,235 shares available for future grants assuming all restricted shares.

Stock Options

Stock options are granted with an exercise price equal to the fair market value of the underlying common stock on the date of grant. Our stock plans, as approved by the Board of Directors and stockholders, define fair market value as the average of the highest and lowest composite stock prices reported by the New York Stock Exchange on a given date. Exercise provisions vary, but most options vest in whole or in part 1 to 3 years after grant and expire 7 to 10 years after grant. Upon grant, stock options are assigned a fair value based on the Black-Scholes valuation model. Compensation expense is recognized on a straight-line basis over the total requisite service period, generally the total vesting period, for the entire award. For stock options granted on or after January 1, 2010 to retirement eligible employees, the compensation expense is recognized on a straight-line basis over the shorter of the requisite service period or the period from the date of grant to an employee's eligible retirement date.

The weighted-average fair value of each option granted during 2010, 2009, and 2008 is provided below. The fair value was estimated on the date of grant using the Black-Scholes pricing model with the weighted-average assumptions indicated below:

	2010	2009	2008
Weighted-average fair value at grant date	$19.58	$14.24	$17.95
Expected option life (years)	5.2	4.6	5.1
Expected volatility	43.8%	39.2%	28.2%
Risk-free interest rate at grant date	2.7%	1.9%	2.9%
Dividend yield	None	None	None

When valuing employee stock options, we stratify the employee population into three homogenous groups that historically have exhibited similar exercise behaviors. These groups are executive officers, directors, and all other employees. We value the stock options based on the unique assumptions for each of these employee groups.

We calculate the expected term for our employee stock options based on historical employee exercise behavior and base the risk-free interest rate on a traded zero-coupon U.S. Treasury bond with a term substantially equal to the option's expected term.

The volatility used to value employee stock options is based on historical volatility. We calculate historical volatility using a simple-average calculation methodology based on daily price intervals as measured over the expected term of the option.

Activity for our option plans was as follows for the year ended December 31, 2010:

	Shares Under Option	Weighted-Average Exercise Price
Options outstanding at December 31, 2009	6,058,321	$46.10
Granted	639,989	46.12
Exercised	(565,500)	30.91
Expired	(250,545)	62.10
Forfeited	(87,293)	48.24

Options outstanding at December 31, 2010	5,794,972	$46.86

Options exercisable at December 31, 2010	3,625,225	$47.46

As of December 31, 2010, outstanding stock options had an aggregate intrinsic value of $62.4 million, and a weighted-average remaining contractual term of 3.8 years. As of December 31, 2010, exercisable stock options had an aggregate intrinsic value of $39.8 million, and a weighted-average remaining contractual term of 2.9 years. The total intrinsic value of stock options exercised during 2010 was $11.3 million, compared with $23.7 million during 2009 and $18.3 million during 2008. Cash received from stock option exercises totaled $17.5 million in 2010, $18.3 million in 2009, and $12.1 million in 2008.

Total compensation expense not yet recognized related to nonvested options was $16.6 million at December 31, 2010. We expect to recognize this compensation expense over a weighted-average period of approximately 2.0 years.

Restricted Stock Awards

Restricted stock awards, including both restricted stock and restricted stock units, are granted with a fair value equal to the market price of our common stock on the date of grant. Compensation expense is recorded straight-line over the vesting period, generally three years from the date of grant. For restricted stock awards granted on or after January 1, 2010 to retirement eligible employees, the compensation expense is recognized on a straight-line basis over the shorter of the vesting period or the period from the date of grant to an employee's eligible retirement date.

The weighted-average grant date fair value of our restricted stock awards was $49.29 in 2010, $41.16 in 2009, and $68.10 in 2008. Activity for our restricted stock awards was as follows for the year ended December 31, 2010:

	Shares	Weighted- Average Grant-Date Fair Value
Nonvested restricted stock awards at December 31, 2009	2,345,555	$55.11
Granted	901,660	49.29
Vested	(634,202)	62.18
Forfeited	(150,154)	51.35
Expired	(3,899)	59.66

Nonvested restricted stock awards at December 31, 2010	2,458,960	$51.38

The fair value of shares vested during the years ended was $30.0 million in 2010, $22.3 million in 2009, and $28.7 million in 2008. Total compensation expense not yet recognized related to nonvested restricted stock awards was $38.4 million at December 31, 2010. We expect to recognize this compensation expense over a weighted-average period of approximately 2.0 years. There are no other contractual terms covering restricted stock awards once vested.